DISCLOSURES ABOUT FAIR VALUES	12 Months Ended
Dec. 31, 2011
DISCLOSURES ABOUT FAIR VALUES
DISCLOSURES ABOUT FAIR VALUES

NOTE O — DISCLOSURES ABOUT FAIR VALUES

We do not value any assets or liabilities at fair value under the Fair Value Option provisions of the ASC.  However, we are required to provide the disclosures below about fair value measurements of certain of our financial assets and liabilities.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly fashion between market participants at the measurement date.  A three-level hierarchy is used for fair value measurements based upon the transparency of inputs to the valuation.  No consideration of large position discounts for instruments quoted in active markets is allowed.  However, entities are required to consider their own creditworthiness when valuing their liabilities.  For disclosure purposes, fair values for assets and liabilities are shown in the level of the hierarchy that correlates with the least observable level input that is significant to the fair value measurement in its entirety.  The three levels of the fair value hierarchy are described as follows:

Level 1 inputs reflect quoted prices in active markets for identical assets or liabilities.

Level 2 inputs reflect observable inputs that may consist of quoted market prices for similar assets or liabilities, quoted prices that are not in an active market, or other inputs that are observable in the market and can be corroborated by observable market data for substantially the full term of the assets or liabilities being valued.

Level 3 inputs reflect the use of pricing models and/or discounted cash flow methodologies using other than contractual interest rates or methodologies that incorporate a significant amount of management judgment, use of the entity’s own data, or other forms of unobservable data.

The following is a summary of the measurement attributes applicable to financial assets and liabilities that are measured at fair value on a recurring basis:

Fair Value Measurement at Reporting Date Using
Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
Description	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
Securities available-for-sale		$—	$124,410,803	$—

December 31, 2010
Securities available-for-sale		$—	$169,368,635	$—

Pricing for securities available-for-sale is obtained from an independent third-party that uses a process that may incorporate current prices, benchmark yields, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, other reference items and industry and economic events that a market participant would be expected to use as inputs in valuing the securities.  Not all of the inputs listed apply to each individual security at each measurement date.  The independent third party assigns specific securities into an “asset class” for the purpose of assigning the applicable level of the fair value hierarchy used to value the securities.  Securities available-for-sale are measured at fair value with unrealized gains and losses, net of income taxes, recorded in other comprehensive income.

The following is a description of the valuation methodologies used for assets measured at fair value on a nonrecurring basis in the Consolidated Balance Sheets, including the general classification of such instruments pursuant to the valuation hierarchy.

		Fair Value Measurement at Reporting Date Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable	Total
		Assets	Inputs	Inputs	Gains
Description	December 31, 2011	(Level 1)	(Level 2)	(Level 3)	(Losses)
Collateral dependent impaired loans		$—	$15,137,005	$—	$(3,461,785)
Land held for sale		—	—	—	—
Foreclosed assets		—	1,897,007	—	(751,043)

	December 31, 2010
Collateral dependent impaired loans		$—	$20,311,928	$—	$—
Land held for sale		—	138,551	—	—
Foreclosed assets		—	11,394,924	—	—

Fair values of collateral dependent impaired loans are estimated based on recent appraisals of the underlying properties or other information derived from market sources.  Land held for sale is valued currently at its cost, which is less than its value as estimated by management.  Management based its estimate of value on its knowledge of property values in the immediate vicinity of the property held.  The fair value of foreclosed assets is estimated based on recent appraisals or other information obtained from market sources.  Management reviews all fair value estimates periodically or whenever new information indicates that there may have been a significant change in the fair value of a property.

The ASC requires disclosure of the estimated fair value of certain on-balance sheet and off-balance sheet financial instruments and the methods and assumptions used to estimate their fair values.  A financial instrument is defined as cash, evidence of an ownership interest in an entity or a contract that creates a contractual obligation or right to deliver or receive cash or another financial instrument from a second entity on potentially favorable or unfavorable terms.  Financial instruments within the ASC’s scope that are not carried at fair value on the Consolidated Balance Sheets are discussed below.  Accordingly, these fair value disclosures provide only a partial estimate of the Company’s fair value.

For cash and due from banks, interest bearing deposits due from banks and federal funds sold, the carrying amount approximates fair value because these instruments generally mature in 90 days or less.  The carrying amounts of accrued interest receivable or payable approximate fair values.

The fair value of held-to-maturity mortgage-backed securities issued by Government sponsored enterprises is estimated based on dealers’ quotes for the same or similar securities.

The fair value of FHLB stock is estimated at its cost.  The FHLB historically has redeemed its outstanding stock at that value.

Fair values are estimated for loans using discounted cash flow analyses, using interest rates currently offered for loans with similar terms and credit quality.  We do not engage in originating, holding, guaranteeing, servicing or investing in loans where the terms of the loan product give rise to a concentration of credit risk.

The fair value of deposits with no stated maturity (noninterest bearing demand, interest bearing transaction accounts and savings) is estimated as the amount payable on demand, or carrying amount, as required by the ASC.  The fair value of time deposits is estimated using a discounted cash flow calculation that applies rates currently offered to aggregate expected maturities.

The fair values of short-term borrowings, if any, approximate their carrying amounts.

The fair values of fixed rate long-term debt instruments are estimated using discounted cash flow analyses, based on the borrowing rates currently in effect for similar borrowings.  The fair values of variable rate long-term debt instruments are estimated at the carrying amount.

The estimated fair values of off-balance-sheet financial instruments such as loan commitments and standby letters of credit are generally based upon fees charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ creditworthiness.  The vast majority of the banking subsidiary’s loan commitments do not involve the charging of a fee, and fees associated with outstanding standby letters of credit are not material.  For loan commitments and standby letters of credit, the committed interest rates are either variable or approximate current interest rates offered for similar commitments.  Therefore, the estimated fair values of these off-balance-sheet financial instruments are nominal.

The following is a summary of the carrying amounts and estimated fair values of the Company’s financial assets and liabilities:

	December 31,
	2011		2010
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets
Cash and due from banks	$3,354,856	$3,354,856	$1,711,068	$1,711,068
Interest bearing deposits due from banks	121,554,963	122,057,031	39,170,864	39,170,864
Securities available-for-sale	124,410,803	124,410,803	169,368,635	169,368,635
Securities held-to-maturity	4,395,700	4,751,617	6,388,693	6,816,698
Federal Home Loan Bank stock	1,143,100	1,143,100	1,362,800	1,362,800
Loans, net	220,297,452	220,266,000	251,078,508	252,385,000
Accrued interest receivable	1,878,988	1,880,581	2,491,378	2,491,378
Financial liabilities
Deposits	463,842,215	465,941,000	445,310,008	446,763,000
Accrued interest payable	1,153,596	1,153,596	1,698,204	1,698,204
Short-term borrowings	—	—	5,000,000	5,000,000
Long-term debt	6,500,000	6,521,000	6,500,000	6,528,000

The following is a summary of the notional or contractual amounts and estimated fair values of our off-balance sheet financial instruments:

	December 31,
	2011		2010
	Notional/	Estimated	Notional/	Estimated
	Contract	Fair	Contract	Fair
	Amount	Value	Amount	Value
Off-balance sheet commitments
Loan commitments	$24,485,759	$—	$26,833,578	$—
Standby letters of credit	1,051,235	—	868,735	—